Financial Instruments and Risk Management (Details) - 12 months ended Dec. 31, 2019	USD ($)	CAD ($)
Disclosure of detailed information about financial instruments [abstract]
Foreign currency net monetary asset position	$ 2,030,000
Each 1% change in US dollar to Canadian dollar foreign exchange gain/loss		$ 20,300